SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	2.28%	2.57%	2.28%	2.28%	2.68%
Contract/ notional amount	£ 7,600,981	£ 7,111,850
Dated subordinated liabilities	1,010
Repurchases and redemptions during 2020	(3,874)	(818)
Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Repurchases and redemptions during 2020	1,609
4.50% Fixed Rate Step-up Subordinated Notes due 2030
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Dated subordinated liabilities	275
2.71% Fixed Rate Dated Subordinated Rest Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Dated subordinated liabilities	735
12% Fixed To Floating Rate Perpetual Tier 1 Capital Securities Callable 2024 | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount | $			$ 2,000
Repurchases and redemptions during 2020	£ 119
12% Fixed To Floating Rate Perpetual Tier 1 Capital Securities Callable 2024 | Preferred securities | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	12.00%		12.00%	12.00%
13% Sterling Step-up Perpetual Capital Securities Securities Callable 2029 | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	13.00%		13.00%	13.00%
Contract/ notional amount	£ 700
Repurchases and redemptions during 2020	£ 515
7.281% Perpetual Regulatory Tier One Securities (Series B) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.281%		7.281%	7.281%
Contract/ notional amount	£ 150
Repurchases and redemptions during 2020	£ 111
6.85% Non-Cumulative Perpetual Preferred Securities | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.85%		6.85%	6.85%
Contract/ notional amount | $			$ 1,000
Repurchases and redemptions during 2020	£ 580
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.881%		7.881%	7.881%
Contract/ notional amount	£ 245
Repurchases and redemptions during 2020	284
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Repurchases and redemptions during 2020	3,125	£ (713)
Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount | €				€ 309
Repurchases and redemptions during 2020	£ 284
Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%		4.50%	4.50%
Dated subordinated liabilities | 2.71% Fixed Rate Dated Subordinated Rest Notes due 2035
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount	£ 1,309
Dated subordinated liabilities | 2.71% Fixed Rate Dated Subordinated Rest Notes due 2035 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	2.707%		2.707%	2.707%
Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.50%		6.50%	6.50%
Contract/ notional amount | €				€ 1,500
Repurchases and redemptions during 2020	£ 1,464
Dated subordinated liabilities | 5.75% Subordinated Fixed To Floating Rate Notes 2025 Callable 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount	350
Repurchases and redemptions during 2020	£ 370
Dated subordinated liabilities | 5.75% Subordinated Fixed To Floating Rate Notes 2025 Callable 2020 | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.75%		5.75%	5.75%
Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount | $			$ 2,000
Repurchases and redemptions during 2020	£ 674
Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.50%		6.50%	6.50%
Dated subordinated liabilities | Subordinated Floating Rate Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Repurchases and redemptions during 2020	£ 90
Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Contract/ notional amount | €				€ 100
Dated subordinated liabilities | 9.625%Subordinated Bonds 2023
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	9.625%		9.625%	9.625%
Contract/ notional amount	£ 300
Repurchases and redemptions during 2020	£ 239
Dated subordinated liabilities | 7.375% Dated Subordinated Notes Due 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Dated Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.375%		7.375%	7.375%
Repurchases and redemptions during 2020	£ 4